CONVERTIBLE DEBENTURES AND PROMISSORY NOTES - Schedule of convertible promissory notes (Details) - USD ($)		1 Months Ended		12 Months Ended
	Jun. 13, 2018	May 24, 2019	Jan. 23, 2019	Jan. 31, 2021	Jan. 31, 2020
Convertible Debentures And Promissory Notes [Line Items]
Balance				$ 2,380,106	$ 1,845,830
Payment				(175,000)
Issued					1,000,000
Conversion					(660,647)
Interest				149,007	117,641
Accretion Expense				83,352	77,282
Balance				2,437,465	2,380,106
June 13, 2018 issuance
Convertible Debentures And Promissory Notes [Line Items]
Balance				1,136,065	1,670,830
Payment				0
Issued	$ 2,000,000				0
Conversion					(660,647)
Interest				48,732	48,600
Accretion Expense				83,352	77,282
Balance				1,268,149	1,136,065
January 23, 2019 issuance
Convertible Debentures And Promissory Notes [Line Items]
Balance				175,000	175,000
Payment				(175,000)
Issued			$ 175,000		0
Conversion					0
Interest				0	0
Accretion Expense				0	0
Balance				0	175,000
May 24, 2019 issuance
Convertible Debentures And Promissory Notes [Line Items]
Balance				1,069,041	0
Payment				0
Issued		$ 1,000,000			1,000,000
Conversion					0
Interest				100,275	69,041
Accretion Expense				0	0
Balance				$ 1,169,316	$ 1,069,041